PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Jun. 30, 2025
Prepayments And Other Current Assets
PREPAYMENTS AND OTHER CURRENT ASSETS

NOTE 5 –PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of	As of
	June 30, 2025	June 30, 2024

Security deposits	$2,855,811	$2,815,172
Others	641,877	513,017
Prepayments and other current assets	$3,497,688	$3,328,189